Operating Revenue	12 Months Ended
Dec. 31, 2016
Operating Revenue
Operating Revenue

15. Operating Revenue

        Operating revenue from significant customers (constituting more than 10% of total revenue) for the years ended December 31, were as follows:

Charterer	2017	2016	2015
CMA CGM	34%	29%	26%
HMM Korea	31%	32%	28%
YML	14%	12%	13%
Hanjin	0%	10%	17%